SCHEDULE OF INVESTMENTS

Delaware Ivy Small Cap Growth Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Alternative Carriers – 0.9%
Bandwidth, Inc., Class A(A)	216	$29,762

Broadcasting – 2.4%
Gray Television, Inc.	848	19,835
Nexstar Broadcasting Group, Inc.	376	55,642
		75,477
Total Communication Services - 3.3%		105,239

Consumer Discretionary

Auto Parts & Equipment – 3.1%
Fox Factory Holding Corp.(A)	322	50,078
Visteon Corp.(A)	388	46,985
		97,063

Automotive Retail – 1.2%
Lithia Motors, Inc.	112	38,382

Casinos & Gaming – 2.3%
Churchill Downs, Inc.	233	46,128
Monarch Casino & Resort, Inc.(A)	430	28,461
		74,589

Footwear – 1.8%
Deckers Outdoor Corp.(A)	148	56,802

Homebuilding – 0.5%
TopBuild Corp.(A)	77	15,306

Hotels, Resorts & Cruise Lines – 2.9%
Marriott Vacations Worldwide Corp.(A)	358	57,082
Wyndham Destinations, Inc.	493	35,622
		92,704

Leisure Products – 1.8%
Latham Group, Inc.(A)(B)	463	14,802
Malibu Boats, Inc., Class A(A)	562	41,189
		55,991

Restaurants – 1.3%
Texas Roadhouse, Inc., Class A	422	40,562
Total Consumer Discretionary - 14.9%		471,399

Consumer Staples
Distillers & Vintners – 0.5%
Duckhorn Portfolio, Inc. (The)(A)(B)	645	14,220

Hypermarkets & Super Centers – 0.9%
BJ’s Wholesale Club, Inc.(A)	610	29,025

Packaged Foods & Meats – 1.2%
Nomad Foods Ltd.(A)	1,343	37,965
Total Consumer Staples - 2.6%		81,210

Energy
Oil & Gas Equipment & Services – 0.7%
Cactus, Inc., Class A	372	13,649

Liberty Oilfield Services, Inc., Class A(A)	511	7,230
		20,879
Total Energy - 0.7%		20,879

Financials

Asset Management & Custody Banks – 1.2%
Focus Financial Partners, Inc., Class A(A)	330	16,009
Hamilton Lane, Inc., Class A	250	22,762
		38,771

Financial Exchanges & Data – 1.3%
Open Lending Corp., Class A(A)	958	41,260

Investment Banking & Brokerage – 0.4%
LPL Investment Holdings, Inc.	94	12,631

Regional Banks – 2.0%
Pinnacle Financial Partners, Inc.	480	42,351
Seacoast Banking Corp. of Florida	566	19,315
		61,666
Total Financials - 4.9%		154,328

Health Care

Biotechnology – 6.7%
Blueprint Medicines Corp.(A)	31	2,730
CareDx, Inc.(A)	1,061	97,125
Insmed, Inc.(A)	517	14,704
PTC Therapeutics, Inc.(A)	64	2,701
Twist Bioscience Corp.(A)	63	8,418
Veracyte, Inc.(A)	427	17,085
Vericel Corp.(A)	1,309	68,719
		211,482

Health Care Distributors – 2.5%
PetIQ, Inc.(A)(C)	2,003	77,319

Health Care Equipment – 6.8%
Axonics, Inc.(A)(B)	770	48,811
Cryoport, Inc.(A)	672	42,397
Penumbra, Inc.(A)	143	39,207
Tactile Systems Technology, Inc.(A)	782	40,655
Tandem Diabetes Care, Inc.(A)	457	44,484
		215,554

Health Care Services – 4.4%
1Life Healthcare, Inc.(A)	678	22,413
AMN Healthcare Services, Inc.(A)	491	47,601
Castle Biosciences, Inc.(A)	359	26,351
LHC Group, Inc.(A)	207	41,365
		137,730

Health Care Technology – 3.5%
Omnicell, Inc.(A)	342	51,757
Tabula Rasa HealthCare, Inc.(A)	564	28,214
Vocera Communications, Inc.(A)	760	30,277
		110,248

Life Sciences Tools & Services – 1.6%
NeoGenomics, Inc.(A)	639	28,877
Quanterix Corp.(A)	378	22,195
		51,072

Managed Health Care – 1.2%
Progyny, Inc.(A)	665	39,238

Pharmaceuticals – 0.4%
Pacira Pharmaceuticals, Inc.(A)	197	11,930

Total Health Care - 27.1%		854,573

Industrials

Aerospace & Defense – 1.4%
Mercury Computer Systems, Inc.(A)	654	43,372

Air Freight & Logistics – 0.7%
Air Transport Services Group, Inc.(A)	1,022	23,748

Construction & Engineering – 1.4%
Valmont Industries, Inc.	184	43,494

Electrical Components & Equipment – 1.4%
EnerSys	445	43,515

Environmental & Facilities Services – 1.3%
Clean Harbors, Inc.(A)	430	40,057

Industrial Machinery – 4.9%
Altra Industrial Motion Corp.	680	44,218
John Bean Technologies Corp.	222	31,606
Kennametal, Inc.	1,035	37,176
Kornit Digital Ltd.(A)	162	20,148
RBC Bearings, Inc.(A)	107	21,286
		154,434

Security & Alarm Services – 2.4%
Brink’s Co. (The)	976	74,999

Trucking – 1.6%
Knight Transportation, Inc.	1,155	52,505

Total Industrials - 15.1%		476,124

Information Technology

Application Software – 9.9%
Domo, Inc., Class B(A)	433	35,036
Five9, Inc.(A)	593	108,723
LivePerson, Inc.(A)	742	46,930
Mimecast Ltd.(A)	704	37,322
Q2 Holdings, Inc.(A)	510	52,313
SimilarWeb Ltd.(A)(B)	162	3,187
Smartsheet, Inc., Class A(A)	395	28,591
		312,102

Communications Equipment – 1.4%
Viavi Solutions, Inc.(A)	2,548	44,995

Data Processing & Outsourced Services – 3.3%
EVO Payments, Inc., Class A(A)	1,118	31,020
Shift4 Payments, Inc., Class A(A)	782	73,307
		104,327

Internet Services & Infrastructure – 1.2%
Switch, Inc., Class A	1,790	37,781

IT Consulting & Other Services – 2.0%
Globant S.A.(A)	288	63,031

Semiconductor Equipment – 0.3%
Enphase Energy, Inc.(A)	43	7,838

Semiconductors – 3.9%
Allegro MicroSystems, Inc.(A)	1,310	36,280
Monolithic Power Systems, Inc.	142	52,945
SiTime Corp.(A)	277	35,076
		124,301
Systems Software – 3.6%
Proofpoint, Inc.(A)	71	12,399
SailPoint Technologies Holdings, Inc.(A)	482	24,621
Varonis Systems, Inc.(A)	1,342	77,334
		114,354
Technology Hardware, Storage & Peripherals – 1.6%
NCR Corp.(A)	1,067	48,645

Total Information Technology - 27.2%		857,374

TOTAL COMMON STOCKS – 95.8%		$3,021,126
(Cost: $1,864,999)

SHORT-TERM SECURITIES
Money Market Funds(E) - 4.9%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(D)	12,958	12,958
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	140,435	140,435
		153,393

TOTAL SHORT-TERM SECURITIES – 4.9%		$153,393
(Cost: $153,393)

TOTAL INVESTMENT SECURITIES – 100.7%		$3,174,519
(Cost: $2,018,392)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7)%		(21,351)

NET ASSETS – 100.0%		$3,153,168

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $13,149 are on loan.
(C)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.
(D)	Investment made with cash collateral received from securities on loan.
(E)	Rate shown is the annualized 7-day yield at June 30, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$3,021,126	$—	$—
Short-Term Securities	153,393	—	—
Total	$3,174,519	$—	$—

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,018,392

Gross unrealized appreciation	1,167,237
Gross unrealized depreciation	(11,110)

Net unrealized appreciation	$1,156,127